Segment Reporting - Schedule of Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenues	$ 40,497	$ 118,306	$ 158,803	$ 123,795
Gross profit	18,215	$ 51,940	70,155	39,814
Total assets	339,804		339,804	569,307
Integrated Care Management
Segment Reporting Information [Line Items]
Total revenues			18,010	31,886
Gross profit			13,687	10,316
Total assets	44,776		44,776	156,106
Virtual Care Infrastructure
Segment Reporting Information [Line Items]
Total revenues			64,997	36,569
Gross profit			29,882	12,633
Total assets	140,776		140,776	217,668
Services
Segment Reporting Information [Line Items]
Total revenues			75,796	55,340
Gross profit			26,586	16,865
Total assets	124,980		124,980	127,114
Corporate
Segment Reporting Information [Line Items]
Total assets	$ 29,272		$ 29,272	$ 68,419